The Millicom Group	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
The Millicom Group
A. The Millicom Group
The Group comprises a number of holding companies, operating subsidiaries and joint ventures with various combinations of mobile, fixed-line telephony, cable and wireless Pay TV, Broadband Internet and Mobile Financial Services (MFS) businesses.
Subsidiaries Subsidiaries are all entities which Millicom controls. Millicom controls an entity when it is exposed to, or has rights to variable returns from its investment in the entity, and has the ability to affect those returns through its power over the subsidiary. Millicom has power over an entity when it has existing rights that give it the current ability to direct the relevant activities, i.e. the activities that significantly affect the entity’s returns. Generally, control accompanies a shareholding of more than half of the voting rights although certain other factors (including contractual arrangements with other shareholders, voting and potential voting rights) are considered when assessing whether Millicom controls an entity. For example, although Millicom holds less than 50 % of the shares in its Colombian businesses, it holds more than 50 % of shares with voting rights. The contrary may also be true (e.g. Honduras where we own 66.7% of the shares but there is a super majority requirement at the board for decisions about the relevant activities of the operation). Our main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2022 % holding	December 31, 2021 % holding	December 31, 2020 % holding
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, MFS, Cable, DTH	100	100	100
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, MFS, Cable	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, MFS, Cable, Pay-TV	100	100	100
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.) (i).	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	100	80	80
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)(ii)	Panama	Mobile	100	80	80
Telefonia Celular de Nicaragua S.A. (ii)	Nicaragua	Mobile	100	100	100
Colombia Móvil S.A. E.S.P. (iii)	Colombia	Mobile	50-1 share	50-1 share	50-1 share
UNE EPM Telecomunicaciones S.A.(iii)	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
Edatel S.A. E.S.P. (iii)	Colombia	Fixed-line, Internet, Pay-TV, Cable	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A. (iv) (v)	Guatemala	Mobile, MFS	100	100	55
Navega.com S.A. (iv) (v)	Guatemala	Cable, DTH	100	100	55
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom Telecommunications S.A.	Luxembourg	Holding Company	100	100	100
InfraCo S.A.	Luxembourg	Holding Company	100	na	na
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom Services UK Ltd	UK	Services Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
* Also reflects the voting interest, except in Colombia where voting interest is 50% + 1 share for each of the three entities.
(i)    Acquisition completed on December 13, 2018. Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.) is fully consolidated as Millicom has the majority of voting shares to direct the relevant activities. See note A.1.2..
(ii)    Companies acquired during 2019. See note A.1.2..
(iii)    Fully consolidated as Millicom has the majority of voting shares to direct the relevant activities.
(iv) Acquisition completed on November 12, 2021(see Note A.1.2.). Millicom now owns 100% equity interest in Tigo Guatemala compared to 55% before the transaction. While Millicom owned more than 50% of the shares in these entities and had the right to nominate a majority of the directors of each of these entities, key decisions over the relevant activities were taken by a super majority vote. This effectively gave either shareholder the ability to veto any decision and therefore neither shareholder had sole control over the entity. Therefore, the operations of these joint ventures were accounted for under the equity method. See note A.2.1..
(v)    Tigo Guatemala is made up of the 2 entities in the table above, but also by the following less material entities: Comunicaciones Corporativas S.A. (“COMCORP”), Servicios Innovadores de Comunicación y Entretenimiento S.A. (“SICESA”), Distribuidora de Comunicaciones de Occidente S.A. (“COOCSA”), Distribuidora de Comunicaciones de Oriente S.A. (“COORSA”), Distribuidora Internacional de Comunicaciones S.A. (“INTERNACOM”), Servicios Especializados en Telecomunicaciones S.A. (“SESTEL”), Distribuidora Central de Comunicaciones, S.A. (“COCENSA”) and Cloud 2 Nube S.A. ("C2N").
A.1.1. Accounting for subsidiaries and non-controlling interests Subsidiaries are fully consolidated from the date on which control is transferred to Millicom. If facts and circumstances indicate that there are changes to one or more of the elements of control, a reassessment is performed to determine if control still exists. Subsidiaries are de-consolidated from the date that control ceases. Transactions with non-controlling interests are accounted for as transactions with equity owners of the Group. Gains or losses on disposals of non-controlling interests are recorded in equity. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is also recorded in equity.Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries
Scope changes 2022
As of June 14, 2022, the Group received the formal notification from the minority shareholders of Telecomunicaciones Digitales, S.A (formerly Cable Onda S.A.) confirming the exercise of their put option right to sell their remaining 20% shareholding to Millicom for an amount of approximately $290 million. The transaction was closed on June 29, 2022 and the payment was applied against the already recorded put option liability of $290 million. As a result, the non-controlling interests' carrying value of $78 million have been transferred to the Group's equity.

Scope changes 2021
On November 12, 2021, Millicom announced that it has closed the previously-announced agreement to acquire the remaining 45% equity interest in its joint venture business in Guatemala (collectively, "Tigo Guatemala") from its local partner for $2.2 billion in cash. The acquisition has been financed through a bridge facility (see note C.3.).
The acquisition has been determined as a business combination achieved in stages, requiring Millicom to remeasure its 55% previously held equity investment in Tigo Guatemala at its acquisition date fair value ($2,683 million); the resulting gain has been recognized in the 2021 statement of income under the line "Revaluation of previously held interests" and is included in the goodwill calculation.
The goodwill is attributable to the workforce and the high profitability of Tigo Guatemala. It is currently not expected to be tax deductible. From November 12, 2021 to December 31, 2021, Tigo Guatemala contributed $223 million of revenue and a net profit of $43 million to the Group. If Tigo Guatemala had been acquired on January 1, 2021 incremental revenue for the year 2021 would have been $1.38 billion and incremental net profit for the same period of $147 million. Acquisition related costs included in the statement of income under operating expenses were immaterial.
Finalization of Purchase Accounting
During the first half of 2022, Millicom has finalized the purchase accounting and determined the fair values of Tigo Guatemala's identifiable assets and liabilities. Comparative figures as of December 31, 2021, have been restated accordingly. The finalization of the purchase accounting had an effect on the following financial position line items previously reported as of December 31, 2021:

$ millions	December 31, 2021	Impact of the finalization of the purchase accounting of Guatemala	December 31, 2021	Reason for the change
	As reported		As restated
STATEMENT OF FINANCIAL POSITION
ASSETS
Intangible assets, net	7,721	(163)	7,558	(i)
Property, plant and equipment, net	3,198	184	3,382	(ii)
Right-of-use asset (non-current), net	1,008	17	1,024	(iii)
Prepayments and accrued income	168	(2)	166
Other current assets	302	(33)	269
LIABILITIES
Provisions and other current liabilities	546	2	548
(i) Impact on intangibles resulting from the adjustments explained below.
(ii) See updated fair values section below. It mainly relates to property, plant and equipment step up.
(iii) See updated fair values section below. It relates to remeasurement of the right of use assets.

The impact of the finalization of Tigo Guatemala's purchase accounting on the 2021 Group statement of income is immaterial. Therefore, no adjustments were made in that respect on comparative figures.
The table below shows the changes in fair values compared to the values reported as of December 31, 2021.

At acquisition date - November 12, 2021 (in millions of U.S. dollars)	Provisional fair values (100%) ($ millions)	Final fair values (100%) ($ millions)	Changes
Intangible assets (excluding goodwill)(i)	1,294	1,917	623
Property, plant and equipment(ii)	547	731	184
Right of use assets(iii)	189	205	17
Other non-current assets	5	5	—
Current assets (excluding cash)	210	210	—
Trade receivables(iv)	42	42	—
Cash and cash equivalents	199	199	—
Total assets acquired	2,486	3,309	823
Lease liabilities(iii)	205	205	—
Other debt and financing	417	417	—
Other liabilities	281	281	—
Total liabilities assumed	903	903	—
Fair value of assets acquired and liabilities assumed, net - A	1,583	2,406	823
Purchase consideration (45%) - B	2,195	2,195	—
Implied fair value (100% of business) - C	4,877	4,877	—
Carrying value of our investment in joint venture at acquisition date - D	2,013	2,013	—
Goodwill arising on change of control - B+D-A=E	2,625	1,802	(823)
Revaluation of previously held interests - C-B-D=F(v)	670	670	—
Total goodwill - E+F=G	3,295	2,472	(823)
(i)     Fair value step-up have been recognized mainly on the following intangible assets:
a) the customer lists for an amount of $514 million, with estimated weighted average useful lives of 9.3 years.
b) the spectrum and licenses held by Tigo Guatemala for $51 million, with a remaining useful life of 11 years.
c) the trademarks and brand held and operated by Tigo Guatemala for $62 million, bringing its carrying value to $910 million. Management determined that the latter have indefinite useful lives.
(ii)     A fair value step-up of $184 million has been recognized on property, plant and equipment, mainly on the core network, network equipment and owned towers. The weighted average remaining useful live is estimated at 6 years.
(iii)     The Group measured the lease liability at the present value of the remaining lease payments (as defined in IFRS 16) as if the acquired lease were a new lease at the acquisition date. The right-of-use assets have been adjusted by $17 million to be measured at the same amount as the lease liabilities.
(iv)     The fair value of trade receivables acquired approximate their carrying value of $42 million.
(v)     The acquisition has been determined as a business combination achieved in stages, requiring Millicom to remeasure its 55% previously held equity investment in Tigo Guatemala at its acquisition date fair value; the resulting gain has been recognized in the statement of income under the line "Revaluation of previously held interests" and is included in the goodwill calculation (see above).

The following valuation methods and key estimates were used for the valuation of the main classes of fixed assets:

Major class of assets	Valuation method	Key assumption 1	Key assumption 2	Key assumption 3
Trademark	Income approach - Relief from royalty method	Discount rate: 8.5%	Royalty rate: 5%	Indefinite life
Customer lists	Income approach - Multi-Period Excess Earnings Method	Discount rate: 10%
Attrition rates:
•Mobile prepaid: Forecasted period average 38.9%, 36.9% afterwards
•Mobile Postpaid: Forecasted period average 20.5%, 16.6% afterwards
•B2B: 13%
•Home: Forecast Period average: 27.3%, 27.9% afterwards

ARPU:
•Mobile prepaid: Forecasted period average $5.7, $5.1 afterwards
•Mobile Postpaid: Forecasted period average $28.7, $29.8 afterwards
•B2B: Forecasted period average $348.4, $383.5 afterwards
•Home: Forecast Period average: $38, $41.1 afterwards

Spectrum	Market approach - Comparable transactions multiple based	Discount rate: 8%	Fair value of each license is based on selected market price (USD/MHz/capital/year), as well as the remaining period, bandwidth and population coverage under each license	n/a
Property, plant and equipment	Land – Sales comparison approach
Building and site improvements – Cost approach
Leasehold improvements – Indirect cost approach
Machinery and equipment – Indirect cost approach
Tower assets – Direct cost approach

Various asset class specific indices considered, from the bureau of labor statistics, to estimate the reproduction cost new (“RCN“), e.g.:

•Core network, HW core, CPE, antennas, EQ HW BTS, HW BTS, network security equipment and routers: PPI industry data for Communications equipment (BLS)
•Wire working machinery, fiber optics cable, fiber ring equipment, RF components and telecommunication jumper: PPI industry data for Communication & energy wire & cable (BLS)
•Components for information technology, computer equipment, handsets and security surveillance equipment: PPI industry group data for Computer & peripheral equipment (BLS)
•Tower civil works and leasehold improvements: Building cost index (MVS 2022)
RCN of tower assets based on current prices depending on the tower category (guyed, monopole, self supported or rooftop), construction type (concrete, lattice, steel, etc.) and height
Economic useful lives considered, according to the American Society of Appraisers:

•Buildings: 35 to 40 years
•Leasehold improvements, towers, tower civil works, fiber ring post, lifting equipment, measuring and observing/testing instruments, wire working machinery, generators, air conditioned, antennas and fiber optic cable: 12 to 15 years
•Core network, HW core, mobile messaging platforms, fire protection, security surveillance equipment, battery, CPE, EQ HW BTS, RF components, routers, telecommunication jumper, vehicles and industrial trucks: 5 to 10 years
•Network security equipment and IT equipment: 3 years

Scope changes 2020
Disposal of subsidiaries
Tanzania
As from March 10, 2022, and in accordance with IFRS 5, all assets and liabilities of our operations in Tanzania were classified as held for sale and their results have been removed from the results of continuing operations and are shown as a single line item on the face of the statement of comprehensive income under 'Profit (loss) from discontinued operations, net of tax'. Comparative figures of the statement of income have been re-presented accordingly.
On April 5, 2022, Millicom completed the sale for an initial cash consideration of approximately $101 million (subject to final price adjustment). As per the sale agreement, the initial sale price is adjusted to consider some outstanding tax and legal contingencies which management believes is sufficient to cover any future claims on pre-closing matters. Should the price adjustments not be sufficient, Millicom might be liable and need to make additional provisions that are not covered by the latter. In addition, the agreement also provides an IPO(i) adjustment clause valid until April 5, 2024, whereby Millicom would reimburse the buyer for any negative difference between the share price per share on the IPO date and the one implied by this sale. As of December 31, 2022, no additional provisions have been made by management in respect of the aforementioned items.
(a)     The net assets de-consolidated on the date of the disposal, as well as the gain on disposal, were as follows:

Details of the sale of the subsidiary ($ millions)	April 5, 2022
Carrying amount of net assets sold (A)	(79)
Initial sale consideration (B)	101
Gross gain on sale (B) - (A)	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	109

(i) The Tanzanian government implemented in 2016 legislation requiring telecommunications companies to list their shares on the Dar es Salaam Stock Exchange and offer 25% of their shares in a Tanzanian public offering. The ´Tanzania Communications Regulatory Authority´ (TCRA) ordered the Tanzanian operations to complete such public offering by December 31, 2025, at the latest.
(b)    The operating results and cash flows of the discontinued operation for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 are set out below. The figures shown below are after inter-company eliminations.

Results from Discontinued Operations (in millions of U.S. dollars)	Twelve months ended December 31, 2022	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
Revenue	88	357	366
Cost of sales	(26)	(104)	(111)
Operating expenses	(27)	(131)	(126)
Depreciation and amortization	(21)	(83)	(89)
Other operating income (expenses), net	4	1	(9)
Gain/(loss) on disposal of discontinued operations	120	—	—
Other expenses linked to the disposal of discontinued operations	(11)	—	(1)
Operating profit (loss)	127	39	32
Interest income (expense), net	(12)	(36)	(64)
Other non-operating (expenses) income, net	—	(1)	1
Profit (loss) before taxes	116	3	(31)
Credit (charge) for taxes, net	(3)	(31)	(29)
Net profit/(loss) from discontinued operations	113	(28)	(60)

Cash flows from discontinued operations (in millions of U.S. dollars)	Twelve months ended December 31, 2022	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
Cash from operating activities, net	18	87	69
Cash from (used in) investing activities, net	(10)	(46)	(43)
Cash from (used in) financing activities, net	(9)	(35)	(34)
Net cash inflows (outflows)	(1)	5	(8)

Chad
On June 26, 2019, the Group completed the disposal of its operations in Chad for a cash consideration of $110 million. In August 2020, the Group and the buyer of our operations in Chad agreed on a final price adjustment of $8 million in favor of the buyer. This price adjustment had been disbursed in September 2020 and recorded under the results from discontinued operations in the Group's 2020 statement of income.
Other disposals
For the years ended December 31, 2022, 2021 and 2020, Millicom did not dispose of any other significant investments.Summarized financial information relating to significant subsidiaries with non-controlling interests Statement of Financial Position – non-controlling interests

	December 31,
	2022(i)	2021
	(US$ millions)
Colombia	28	83
Panama	—	74
Others	1	—
Total	29	157
Profit (loss) attributable to non-controlling interests

	2022(i)	2021	2020
	(US$ millions)
Colombia	(52)	(40)	(23)
Panama	4	(7)	(18)
Others	—	(1)	—
Total	(48)	(48)	(41)
(i) On June 29, 2022, we purchased the remaining 20% shareholding of our operations Panama (see note A.1.2.).
The summarized financial information for material non-controlling interests in our operations in Colombia and Panama is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2022	2021	2020
	(US$ millions)
Revenue	1,335	1,414	1,346
Total operating expenses	(492)	(509)	(470)
Operating profit	64	100	129
Net (loss) for the year	(104)	(80)	(46)
50% non-controlling interest in net (loss)	(52)	(40)	(23)
Total assets (excluding goodwill)	1,942	2,336	2,589
Total liabilities	1,890	2,158	2,303
Net assets	52	178	286
50% non-controlling interest in net assets	26	89	143
Consolidation adjustments	2	(6)	(10)
Total non-controlling interest	28	83	133
Dividends and advances paid to non-controlling interest	(2)	(5)	(4)
Net cash from operating activities	250	272	370
Net cash from (used in) investing activities	(289)	(295)	(311)
Net cash from (used in) financing activities	(133)	30	(47)
Exchange impact on cash and cash equivalents, net	(5)	(10)	(15)
Net increase (decrease) in cash and cash equivalents	(178)	(2)	(3)
Panama

	2022(i)	2021	2020
	(US$ millions)
Revenue	651	633	585
Total operating expenses	(207)	(207)	(197)
Operating profit	106	7	(60)
Net profit (loss) for the year	29	(37)	(89)
20% non-controlling interest in net profit (loss)	4	(7)	(18)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,719	1,717	1,734
Total liabilities	1,318	1,347	1,327
Net assets	401	371	407
20% non-controlling interest in net assets	—	74	81
Total non-controlling interest	—	74	81
Net cash from operating activities	148	179	193
Net cash from (used in) investing activities	(117)	(118)	(100)
Net cash from (used in) financing activities	(93)	(43)	(69)
Net increase (decrease) in cash and cash equivalents	(63)	17	24
(i) From January 1 to June 29, 2022, until the purchase of the remaining 20% shareholding of our operations Panama (see note A.1.2.).
Joint ventures
Joint ventures are businesses over which Millicom exercises joint control as decisions over the relevant activities of each, such as the ability to upstream cash from the joint ventures, require unanimous consent of shareholders. Millicom determines the existence of joint control by reference to joint venture agreements, articles of association, structures and voting protocols of the board of directors of those ventures.
At December 31, 2022, the equity accounted net assets of our joint venture in Honduras totaled $401 million (December 31, 2021: $406 million). These net assets do not necessarily represent statutory reserves available for distribution as these include consolidation adjustments (such as goodwill and identified assets and assumed liabilities recognized as part of the purchase accounting). Out of these net assets, $3 million (December 31, 2021: $3 million) represent statutory reserves that are unavailable to be distributed to the Group. During the year ended December 31, 2022, Millicom's joint venture in Honduras repatriated cash of $85 million in the form of management fees, dividend advances and repayment of a shareholder loan. For the same period last year, Millicom's joint ventures in Guatemala and Honduras repatriated cash of $62 million, out of which $13 million corresponding to other operating receivables remain outstanding.
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2022 % holding	December 31, 2021 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
Bharti Airtel Ghana Holdings B.V.	Netherlands	Holding Company	50	50
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.

On October 13, 2021, Millicom, along with its joint venture partner Bharti Airtel Limited, closed the disposal of AirtelTigo Ghana to the Government of Ghana. As part of the closing conditions, each partner committed and paid $37.5 million for the reimbursement of certain local bank facilities which had been provided for in the statement of income under the line "Profit (loss) from other joint ventures and associates, net". Millicom still owns 50% of the holding company Bharti Airtel Ghana Holdings B.V..
The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures at December 31

	2022	2021
	(US$ millions)
Honduras operations (i)	590	596
Total	590	596
(i)    Includes all the companies under the Honduras groups.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

Honduras (i)
(US$ millions)
Opening balance at January 1, 2021	610
Results for the year	27
Dividends declared during the year	(34)
Currency exchange differences	(7)
Closing balance at December 31, 2021	596
Capital increase	3
Results for the year	32
Dividends declared during the year	(35)
Currency exchange differences	(7)
Closing balance at December 31, 2022	590
(i)    Share of profit is recognized under ‘Share of profit in joint ventures’ in the statement of income for the year ended December 31, 2022.
At December 31, 2022 and 2021 the Group had not incurred obligations, nor made payments on behalf of the Honduras operations.Accounting for joint ventures
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost (calculated at fair value if it was a subsidiary of the Group before becoming a joint venture). The Group’s investments in joint ventures include goodwill (net of any accumulated impairment loss) on acquisition.
The Group’s share of post-acquisition profits or losses of joint ventures is recognized in the consolidated statement of income and its share of post-acquisition movements in reserves is recognized in reserves. Cumulative post-acquisition movements are adjusted against the carrying amount of the investments. When the Group’s share of losses in a joint venture equals or exceeds its interest in the joint venture, including any other unsecured receivables, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint ventures.
Gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group. Dilution gains and losses arising in investments in joint ventures are recognized in the statement of income.
After application of the equity method, including recognizing the joint ventures’ losses, the Group applies IFRS 9 to determine whether it is necessary to recognize any additional impairment loss with respect to its net investment in the joint venture.Material joint ventures – Honduras, Guatemala and Ghana operations Summarized financial information of the Honduras, Guatemala (until acquisition the remaining 45% equity interest, see note A.1.2.) and Ghana (until disposal in 2021) operations is as follows. This information is based on amounts before inter-company eliminations.
Honduras

	2022	2021	2020
	(US$ millions)
Revenue	586	589	552
Depreciation and amortization	(112)	(124)	(132)
Operating profit	111	99	77
Financial income (expenses), net	(29)	(34)	(24)
Profit before taxes	80	62	58
Charge for taxes, net	(31)	(22)	(19)
Profit for the year	49	40	39
Net profit for the year attributable to Millicom	32	27	27
Dividends and advances paid to Millicom	9	—	24
Total non-current assets (excluding goodwill)	404	473	461
Total non-current liabilities	384	362	533
Total current assets	182	176	300
Total current liabilities	220	305	236
Total net assets	(17)	(18)	(8)
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(12)	(12)	(5)
Goodwill and consolidation adjustments	601	608	615
Carrying value of investment in joint venture	590	596	610

Cash and cash equivalents	27	39	60
Debt and financing – non-current	334	267	390
Debt and financing – current	23	73	10
Net cash from operating activities	162	166	151
Net cash from (used in) investing activities	(109)	(89)	(145)
Net cash from (used in) financing activities	(64)	(98)	14
Net (decrease) increase in cash and cash equivalents	(12)	(21)	20
Guatemala

	2021 (ii)	2020(i)
	(US$ millions)
Revenue	1,379	1,503
Depreciation and amortization	(282)	(323)
Operating profit	462	452
Financial income (expenses), net (i)	(40)	(95)
Profit before taxes	432	347
Charge for taxes, net	(99)	(83)
Profit for the year	333	264
Net profit for the year attributable to Millicom	183	144
Dividends and advances paid to Millicom	13	47

Cash and cash equivalents	N/A	188
Debt and financing – non-current	N/A	619
Debt and financing – current	N/A	24
Net cash from operating activities	611	598
Net cash from (used in) investing activities	(192)	(289)
Net cash from (used in) financing activities	(406)	(308)
Exchange impact on cash and cash equivalents, net	1	(2)
Net increase (decrease) in cash and cash equivalents	13	(1)
(i)    In 2020, Financial expenses included a $18 million charge related to early redemption of bonds.
(ii) Information for the statement of income and cash flows is for the period from January 1 to November 12, 2021. No information is disclosed on statement of financial position items as these are now fully consolidated in the Group numbers.
AirtelTigo Ghana
Our joint investment in AirtelTigo Ghana has been disposed of in 2021. The only material effect for 2021 year's statement of income is the loss recognized on the exit financing which is further explained in note A.2.. Therefore, only 2020 financial information is disclosed in the table below.

2020
(US$ millions)
Revenue	132
Depreciation and amortization	(42)
Operating loss	(30)
Financial income (expenses), net	(41)
Loss before taxes	(85)
Charge for taxes, net	—
Loss for the period	(85)
Net loss for the period attributable to Millicom	0

Cash and cash equivalents	1
Debt and financing – non-current	289
Debt and financing – current	40

Net cash from (used in) operating activities	(8)
Net cash from (used in) investing activities	—
Net cash from (used in) financing activities	4
Net decrease in cash and cash equivalents	(4)
Impairment of investment in joint ventures
While no impairment triggers were identified for the Group’s investments in joint ventures in 2022, according to its policy, management have completed an impairment test for its joint ventures in Honduras.
The Group’s investments in Honduras operations was tested for impairment by assessing the recoverable amount (using a value in use model based on discounted cash flows) against the carrying amount. The cash flow projections used were extracted from financial budgets approved by management and reviewed by the Board (refer to note E.1.6. for further details on impairment testing). Cash flows beyond this period have been extrapolated using a perpetual growth rate of 1% (2021: 1%). Discount rate used in determining recoverable amount was 14.2% (2021: 8.9%).
For the year ended December 31, 2022 and 2021, and as a result of the impairment testing described above, management concluded that the Group’s investments for its joint ventures in Honduras should not be impaired.
Sensitivity analysis was performed on key assumptions within the impairment tests. The sensitivity analysis determined that sufficient headroom exists from realistic changes to the assumptions that would not impact the overall results of the testing.Investments in associates
Millicom has significant influence over immaterial associates as shown below:

			December 31, 2022	December 31, 2021
Entity	Country	Activity(ies)	% holding	% holding
Africa
West Indian Ocean Cable Company Limited (WIOCC) (i)	Republic of Mauritius	Telecommunication carriers’ carrier	—	9.1
Latin America
MKC Brilliant Holding GmbH (LIH)	Germany	Online marketplace, retail and services	35.0	35.0
Unallocated
Milvik AB (ii)	Sweden	Other	—	9.0
(i) Divested as a result of the disposal of our Tanzanian operations (see note A.4.).
(ii) In December 2022, Millicom relinquished its seat at the board of directors of Milvik AB ("Milvik") and therefore lost its significant influence in accordance with IAS 28. As a result, the Group stopped equity accounting for its investment in Milvik and classified it as a financial asset measured at fair value in accordance with IFRS 9.
At December 31, 2022 and 2021, the carrying value of Millicom’s main associates was as follows:
Carrying value of investments in associates at December 31

	2022	2021
	(US$ millions)
Milvik AB	—	8
West Indian Ocean Cable Company Limited (WIOCC)	—	14
Total	—	22
Accounting for investments in associates The Group accounts for associates in the same way as it accounts for joint ventures.Impairment of interests in associates MKC Brilliant Holding GmbH (LIH) Millicom’s 35.0% investment in LIH had been fully impaired in two stages (by $40 million in 2016 and $48 million in 2017) as a result of the annual impairment test conducted back then. The impairment test performed in 2022 confirmed this conclusion.Discontinued operations
A.4.1. Classification of discontinued operations
Discontinued operations are those which have identifiable operations and cash flows (for both operating and management purposes) and represent a major line of business or geographic area which has been disposed of, or are held for sale. Revenue and expenses associated with discontinued operations are presented retrospectively in a separate line in the consolidated statement of income.
Millicom’s discontinued operations In accordance with IFRS 5 and as further explained in Note A.1.3. , the Group’s former businesses in Tanzania and Chad had been classified as discontinued operations. For further details on Assets held for sale, refer to note E.4.
In accordance with IFRS 5, financial information relating to discontinued operations for the years ended December 31, 2022, 2021 and 2020 is set out below. Figures shown below are after intercompany eliminations.
Results from discontinued operations

	December 31
	2022	2021	2020
	(US$ millions)
Revenue	88	357	366
Cost of sales	(26)	(104)	(111)
Operating expenses	(27)	(131)	(126)
Other expenses linked to the disposal of discontinued operations	(11)	—	(1)
Depreciation and amortization	(21)	(83)	(89)
Other operating income (expenses), net	4	1	(9)
Gain/(loss) on disposal of discontinued operations	120	—	—
Operating profit (loss)	127	39	32
Interest income (expense), net	(12)	(36)	(64)
Other non-operating (expenses) income, net	—	(1)	1
Profit (loss) before taxes	116	3	(31)
Credit (charge) for taxes, net	(3)	(31)	(29)
Net profit/(loss) from discontinued operations	113	(28)	(60)

Cash flows from discontinued operations

	December 31
	2022	2021	2020
	(US$ millions)
Cash from operating activities, net	18	87	69
Cash from (used in) investing activities, net	(10)	(46)	(43)
Cash from (used in) financing activities, net	(9)	(35)	(34)